CONVERTIBLE NOTES - Nanyang Convertible Note - Additional Information (Details) - USD ($)				12 Months Ended
	Aug. 13, 2021	Dec. 09, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2020
Short Term Debt [Line Items]
Conversion price (in dollars per share)				$ 10,000
Debt conversion, converted instrument, shares issued (in shares)		5,800,000			94,266
Ownership Of Outstanding Stock Percentage			4.99%
Nanyang Note
Short Term Debt [Line Items]
Aggregate principal amount issued	$ 100,000			$ 500,000
Debt conversion, converted instrument, shares issued (in shares)	200,000			1,000,000
B D One Exchange Agreement | Nanyang Investment Management
Short Term Debt [Line Items]
Conversion price (in dollars per share)	$ 0.50
Debt conversion, converted instrument, shares issued (in shares)	1,200,000
Ownership Of Outstanding Stock Percentage	4.99%
B D One Exchange Agreement | Nanyang Investment Management | Unsecured Convertible Notes
Short Term Debt [Line Items]
Aggregate principal amount issued	$ 600,000
Debt instrument, maturity date	Dec. 18, 2025